Note 10 - Capital Structure and Financial Matters (Tables)	6 Months Ended
Jun. 30, 2025
Statement Line Items [Line Items]
Disclosure of classes of share capital [text block]
	Number of Ordinary Shares	Share Capital (DKK in thousands)
Share capital, December 31, 2024	70,130,556	70,131
Capital increase at January 8, 2025 (exercised warrants)	6,360,000	6,360
Capital increase at January 16, 2025 (exercised warrants)	2,150,000	2,150
Capital decrease at January 17, 2025	—	(58,980)
Capital increase at January 24, 2025 (JonesTrading sales agreement)	34,820,000	8,705
Capital increase at January 31, 2025 (Public offering)	177,451,100	44,362
Capital increase at January 31, 2025 (Public offering)	22,416,952	5,604
Capital increase at February 5, 2025 (exercised warrants)	2,500,000	625
Share capital, June 30, 2025	315,828,608	78,957